Consolidated Statements of Changes in Equity		Issued capital [member] USD ($)	[1]	Issued capital [member] SGD ($) [1]	Share premium [member] USD ($)	[1]	Share premium [member] SGD ($) [1]	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Reserve of exchange differences on translation [member] USD ($)	Reserve of exchange differences on translation [member] SGD ($)	Share option reserve [member] USD ($)	Share option reserve [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	USD ($)	SGD ($)
Balance at Apr. 30, 2023				$ 1,088			$ 85,497		$ 749,999		$ (3,045)		$ (1,846,763)		$ 1,153,437		$ 140,213
IfrsStatementLineItems [Line Items]
Profit Loss															2,007,469		2,007,469
Exchange differences on translating foreign operations											1,905						1,905
Total comprehensive income/(loss) attributable to equity owners of the Company											1,905				2,007,469		2,009,374
Dividend paid (Note 29)															(450,000)		(450,000)
Issuance of ordinary shares in a subsidiary under common control	[2]								250,000								250,000
Balance at Apr. 30, 2024				1,088			85,497		999,999		(1,140)		(1,846,763)		2,710,906		1,949,587
IfrsStatementLineItems [Line Items]
Profit Loss															42,980		42,980
Exchange differences on translating foreign operations											6,978						6,978
Total comprehensive income/(loss) attributable to equity owners of the Company											6,978				42,980		49,958
Dividend paid (Note 29)															(1,600,000)		(1,600,000)
Issuance of ordinary shares in a subsidiary under common control	[3]								200,000								200,000
Balance at Apr. 30, 2025				1,088			85,497		1,199,999		5,838		(1,846,763)		1,153,886		599,545
IfrsStatementLineItems [Line Items]
Profit Loss															(2,333,066)	$ (1,831,579)	(2,333,066)
Exchange differences on translating foreign operations											30,720					24,117	30,720
Total comprehensive income/(loss) attributable to equity owners of the Company											30,720				(2,333,066)	(1,807,462)	(2,302,346)
Issuance of ordinary shares for initial public offering, net of offering expenses				53			6,664,664										6,664,717
Balance at Apr. 30, 2026		$ 896		$ 1,141	$ 5,299,230		$ 6,750,161	$ 942,062	$ 1,199,999	$ 28,700	$ 36,558	$ (1,449,806)	$ (1,846,763)	$ (925,718)	$ (1,179,180)	$ 3,895,364	$ 4,961,916

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.
[2]	BNL has a share capital of SGD250,000 as at April 30, 2023. On October 31, 2023, BNL’s share capital was increased by SGD250,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of BNL. As a result, BNL’s share capital is SGD500,000 as at April 30, 2024.
[3]	On December 12, 2024, director’s loan amounted to SGD200,000 is capitalized by the allotment and issuance of 200,000 ordinary shares in the share capital of a subsidiary BNL to the director. Share capital of the subsidiary BNL increased from SGD500,000 to SGD700,000 after the capitalization of director’s loan.